Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Statement of Financial Position [Abstract]
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value per share	$ 0.001	$ .001	$ 0.001
Common stock, shares issued	730,524,566	724,370,720	22,392,729
Common stock, shares outstanding	730,524,566	724,370,720	22,392,729
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	100,000	100,000	100,000
Preferred stock, shares outstanding	100,000	100,000	100,000